PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

As of September 30, 2023 and December 31, 2022, property and equipment consist of the following (in thousands):

	September 30, 2023	December 31, 2022

Furniture and equipment	$1,321	$1,265
Leasehold improvements	2,479	2,479
Construction in progress	1,268	948
Molds	405	143
Gross property and equipment	5,473	4,835
Less accumulated depreciation	(2,190)	(1,753)

Net Property and equipment	$3,283	$3,082

 Leasehold improvements relate to the Vivos Institute (the Company’s 15,000 square foot facility where the Company provides advanced post-graduate education and certification to dentists, dental teams, and other healthcare professionals in a live and hands-on setting) and the two Company-owned dental centers in Colorado. Total depreciation and amortization expense was $0.2 million for the three months ended September 30, 2023 and 2022, respectively, and $0.5 million and $0.3 million for the nine months ended September 30, 2023 and 2022, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2022 and 2021, property and equipment consist of the following (in thousands):

	December 31,
	2022	2021

Furniture and equipment	$1,265	$1,394
Leasehold improvements	2,479	2,387
Construction in progress	948	212
Molds	143	75
Gross property and equipment	4,835	4,068
Less accumulated depreciation	(1,753)	(1,243)
Net Property and equipment	$3,082	$2,825

Leasehold improvements relate to the Vivos Institute (the Company’s 15,000 square foot facility where the Company provides advanced post-graduate education and certification to dentists, dental teams, and other healthcare professionals in a live and hands-on setting) and the two Company-owned dental centers in Colorado. Total depreciation and amortization expense was $0.6 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively.